RELATED PARTY BALANCES AND TRANSACTIONS (Details - Due to related partie - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Due to related parties		$ 28,062	$ 27,116
Mountain Share Transfer LLC [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	7,681	7,681
Estate of Mr. Yin-Chieh Cheng [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]	19,435	19,435
Feng-Hua Chen [Member]
Related Party Transaction [Line Items]
Due to related parties	[3]	$ 946	$ 0

[1]	Mountain Share Transfer, LLC is company 100% controlled by Erik S. Nelson, a stockholder of the Company. The balances represented the amount paid on behalf of the Company for its daily operation purpose.
[2]	The amount due to Mr. Yin-Chieh Cheng relates to a prior arrangement. Mr. Yin-Chieh Cheng was vacant as of July 8, 2023, and the Company is evaluating settlement with the estate.
[3]	Feng-Hua Chen is the Chief Operating Officer of the company, the balances represented the amount paid on behalf of the Company for its daily-operation purpose.